RISKS, UNCERTAINTIES, AND SUBSEQUENT EVENTS - EBP 025	12 Months Ended
Dec. 31, 2025
EBP, Risk and Uncertainty [Line Items]
RISKS, UNCERTAINTIES	RISKS, UNCERTAINTIES, AND SUBSEQUENT EVENTS
The Plan invests in various investment securities. Investment securities are exposed to market, credit, and interest rate risks. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially adversely affect the participants’ account balances and the amounts reported in the Statements of Net Assets Available for Benefits. The financial statements have been prepared using December 31, 2025 values and information currently available to the Plan.
Effective May 3, 2026, the Plan was amended to add the Company's Elite Comfort Solutions and MoIron businesses as participating employers in the Plan, expand eligibility to their employees, and recognize prior service
On April 13, 2026, Leggett & Platt and Somnigroup International Inc. (Somnigroup) announced that the companies have signed the Somnigroup Merger Agreement pursuant to which, subject to the terms and conditions of the Somnigroup Merger Agreement, Sparrow Unity Corporation, a Missouri corporation and a direct, wholly-owned subsidiary of Somnigroup, will merge with and into Leggett & Platt (the Somnigroup Merger), with Leggett & Platt surviving the Somnigroup Merger as a direct, wholly-owned subsidiary of Somnigroup. The Somnigroup Merger is an all-stock transaction. Under the terms of the Somnigroup Merger Agreement, Leggett & Platt shareholders will receive 0.1455 shares of common stock, par value $.01 per share, of Somnigroup in exchange for each share of common stock, par value $.01 per share, of Leggett & Platt they own.
The transaction is currently anticipated to close by year-end 2026, subject to the satisfaction of customary closing conditions, including approval by Leggett & Platt’s shareholders and receipt of certain governmental and regulatory approvals. The transaction does not require Somnigroup shareholder approval.

SUBSEQUENT EVENTS	RISKS, UNCERTAINTIES, AND SUBSEQUENT EVENTS
The Plan invests in various investment securities. Investment securities are exposed to market, credit, and interest rate risks. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially adversely affect the participants’ account balances and the amounts reported in the Statements of Net Assets Available for Benefits. The financial statements have been prepared using December 31, 2025 values and information currently available to the Plan.
Effective May 3, 2026, the Plan was amended to add the Company's Elite Comfort Solutions and MoIron businesses as participating employers in the Plan, expand eligibility to their employees, and recognize prior service
On April 13, 2026, Leggett & Platt and Somnigroup International Inc. (Somnigroup) announced that the companies have signed the Somnigroup Merger Agreement pursuant to which, subject to the terms and conditions of the Somnigroup Merger Agreement, Sparrow Unity Corporation, a Missouri corporation and a direct, wholly-owned subsidiary of Somnigroup, will merge with and into Leggett & Platt (the Somnigroup Merger), with Leggett & Platt surviving the Somnigroup Merger as a direct, wholly-owned subsidiary of Somnigroup. The Somnigroup Merger is an all-stock transaction. Under the terms of the Somnigroup Merger Agreement, Leggett & Platt shareholders will receive 0.1455 shares of common stock, par value $.01 per share, of Somnigroup in exchange for each share of common stock, par value $.01 per share, of Leggett & Platt they own.
The transaction is currently anticipated to close by year-end 2026, subject to the satisfaction of customary closing conditions, including approval by Leggett & Platt’s shareholders and receipt of certain governmental and regulatory approvals. The transaction does not require Somnigroup shareholder approval.